UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (84.9%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (12.3%)

Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 2/1/48		$2,000,000	$2,108,594
5.00%, with due dates from 7/20/41 to 9/20/42		3,039,305	3,292,114
4.70%, with due dates from 6/20/65 to 8/20/67		1,157,358	1,258,119
4.67%, 9/20/65		296,716	317,135
4.666%, 5/20/65		267,588	286,058
4.648%, 6/20/65		143,489	153,561
4.622%, 6/20/67		902,500	975,829
4.591%, 6/20/65		41,812	44,475
4.569%, 5/20/65		49,800	53,099
4.528%, 8/20/65		71,110	75,547
4.50%, TBA, 2/1/48		35,000,000	36,569,533
4.50%, with due dates from 5/20/44 to 4/20/46		3,755,640	3,988,093
4.499%, 6/20/65		39,627	42,154
4.495%, 5/20/65		1,039,678	1,105,205
4.494%, 3/20/67		1,154,183	1,237,862
4.467%, 5/20/65		74,430	78,844
4.403%, 6/20/65		24,906	26,413
4.318%, 5/20/67		319,423	340,186
4.00%, TBA, 2/1/48		37,000,000	38,283,438
4.00%, with due dates from 9/20/40 to 3/20/46		9,680,607	10,092,045
3.50%, TBA, 2/1/48		5,000,000	5,090,235
3.50%, with due dates from 11/15/42 to 1/20/48		38,254,657	39,074,124
3.00%, TBA, 2/1/48		40,000,000	39,618,752
3.00%, with due dates from 3/20/43 to 10/20/46		2,508,383	2,486,569

			186,597,984
U.S. Government Agency Mortgage Obligations (72.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41		581,508	631,845
4.50%, with due dates from 7/1/44 to 3/1/45		1,665,288	1,773,280
4.00%, with due dates from 12/1/44 to 9/1/45		11,233,328	11,677,824
3.50%, TBA, 3/1/48		7,000,000	7,055,164
3.50%, TBA, 2/1/48		7,000,000	7,067,195
3.50%, with due dates from 4/1/42 to 11/1/47		14,309,635	14,501,625
3.00%, 10/1/46		3,630,496	3,569,657
3.00%, 4/1/30(i)		123,507	125,838
2.50%, 4/1/43		771,364	733,730

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 3/1/48		2,000,000	2,221,562
6.00%, TBA, 2/1/48		2,000,000	2,223,125
6.00%, with due dates from 2/1/36 to 5/1/41		4,153,862	4,643,230
5.50%, with due dates from 1/1/33 to 2/1/35		691,575	761,070
5.00%, with due dates from 3/1/40 to 1/1/44		2,129,795	2,294,334
4.50%, TBA, 2/1/48		15,000,000	15,810,780
4.50%, with due dates from 7/1/44 to 10/1/46		8,294,404	8,801,598
4.00%, TBA, 3/1/48		21,000,000	21,653,573
4.00%, TBA, 2/1/48		21,000,000	21,690,486
4.00%, with due dates from 8/1/44 to 8/1/47		14,104,174	14,655,807
3.50%, TBA, 3/1/48		363,000,000	365,775,534
3.50%, TBA, 2/1/48		363,000,000	366,399,459
3.50%, with due dates from 6/1/31 to 6/1/56		29,812,042	30,227,576
3.00%, TBA, 3/1/48		3,000,000	2,935,898
3.00%, TBA, 2/1/48		35,000,000	34,305,467
3.00%, with due dates from 9/1/42 to 3/1/47		20,467,273	20,161,912
3.00%, 8/1/33(i)		218,480	219,512
3.00%, 11/1/42(i)		363,519	359,873
2.50%, TBA, 3/1/48		76,000,000	71,600,315
2.50%, TBA, 2/1/48		76,000,000	71,695,315

			1,105,572,584

Total U.S. government and agency mortgage obligations (cost $1,306,497,791)			$1,292,170,568

MORTGAGE-BACKED SECURITIES (45.6%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (16.8%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.261%, 10/25/27 (Bermuda)		$3,748,463	$3,760,177

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.518%, 4/15/37		699,307	985,647
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 18.702%, 5/15/35		92,237	125,041
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.129%, 12/15/36		216,237	279,867
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.182%, 3/15/35		581,818	731,801
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 12.96%, 6/15/34		394,998	447,615
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 1 Month US LIBOR + 4.15%, 5.711%, 1/25/25		7,995,581	8,618,415
Ser. 4132, Class IP, IO, 4.50%, 11/15/42		5,410,525	917,966
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		2,302,217	494,977
Ser. 4018, Class DI, IO, 4.50%, 7/15/41		2,439,774	368,136
Ser. 3707, Class PI, IO, 4.50%, 7/15/25		1,014,352	64,913
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR) + 6.00%, 4.441%, 5/15/41		1,411,770	1,339,235
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.161%, 12/25/27		2,922,878	2,984,989
Ser. 4546, Class TI, IO, 4.00%, 12/15/45		15,576,430	2,901,110
Ser. 4500, Class GI, IO, 4.00%, 8/15/45		11,814,046	2,251,994
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 1 Month US LIBOR + 2.20%, 3.761%, 10/25/28		1,020,638	1,033,361
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.761%, 3/25/25		518,593	521,235
Ser. 4165, Class AI, IO, 3.50%, 2/15/43		11,050,490	1,894,386
Ser. 4182, Class GI, IO, 3.00%, 1/15/43		17,053,125	1,327,258
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		6,432,026	731,386
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		15,476,550	1,566,382
Ser. 4176, Class DI, IO, 3.00%, 12/15/42		17,557,270	1,804,887
Ser. 4171, Class NI, IO, 3.00%, 6/15/42		9,856,938	998,212
Ser. 4183, Class MI, IO, 3.00%, 2/15/42		5,636,813	514,077
Ser. 4201, Class JI, IO, 3.00%, 12/15/41		16,365,503	1,394,012
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		7,219,721	694,416
Ser. 4004, IO, 3.00%, 3/15/26		8,511,335	453,212
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.761%, 11/25/28		267,526	267,745
Ser. 315, PO, zero %, 9/15/43		14,621,687	11,650,345
Ser. 3835, Class FO, PO, zero %, 4/15/41		4,722,754	3,977,258
Ser. 3369, Class BO, PO, zero %, 9/15/37		12,367	10,172
Ser. 3391, PO, zero %, 4/15/37		111,458	92,710
Ser. 3300, PO, zero %, 2/15/37		148,903	126,511
Ser. 3206, Class EO, PO, zero %, 8/15/36		8,245	7,139
Ser. 3175, Class MO, PO, zero %, 6/15/36		27,277	22,478
Ser. 3210, PO, zero %, 5/15/36		23,841	21,577
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		12,144	8,733
FRB Ser. 3117, Class AF, 1 Month US LIBOR + 0.00%, zero %, 2/15/36		14,233	10,673

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.532%, 7/25/36		356,026	591,461
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.842%, 3/25/36		350,864	505,287
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 17.635%, 11/25/35		566,592	716,583
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.566%, 8/25/35		167,271	203,014
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.12%, 15.283%, 12/25/35		449,614	612,575
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.334%, 11/25/34		71,233	82,376
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.777%, 5/25/40		679,570	755,581
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 1 Month US LIBOR + 4.90%, 6.461%, 11/25/24		4,216,854	4,829,784
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44		7,913,931	1,295,906
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42		13,414,132	2,682,826
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42		12,592,902	2,381,560
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41		8,508,651	1,283,187
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41		7,924,857	1,225,954
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 1 Month US LIBOR + 2.00%, 3.561%, 10/25/28		2,510,245	2,548,148
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43		15,061,088	2,303,539
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43		5,399,494	799,168
Ser. 14-10, IO, 3.50%, 8/25/42		7,779,207	1,315,630
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42		10,413,493	1,147,942
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40		12,511,981	1,230,641
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39		10,867,116	882,953
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		5,067,399	595,419
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		7,207,832	810,881
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42		10,508,475	1,090,254
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		5,037,959	403,037
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		8,201,476	677,688
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42		14,280,602	1,106,747
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42		11,152,257	892,181
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41		4,025,785	253,786
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41		5,203,496	331,723
Ser. 14-59, Class AI, IO, 3.00%, 10/25/40		11,746,978	1,160,014
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		15,556,355	1,613,972
FRB Ser. 01-50, Class B1, IO, 0.397%, 10/25/41(WAC)		391,277	4,646
FRB Ser. 05-W4, Class 1A, IO, 0.059%, 8/25/45(WAC)		113,681	71
FRB Ser. 02-W6, Class 1A, IO, 0.009%, 6/25/42(WAC)		577,529	41
Ser. 03-34, Class P1, PO, zero %, 4/25/43		145,498	120,763
Ser. 07-64, Class LO, PO, zero %, 7/25/37		26,132	23,549
Ser. 07-14, Class KO, PO, zero %, 3/25/37		128,701	104,989
Ser. 06-125, Class OX, PO, zero %, 1/25/37		13,696	11,261
Ser. 06-84, Class OT, PO, zero %, 9/25/36		12,698	10,446
Ser. 06-46, Class OC, PO, zero %, 6/25/36		10,057	8,174

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39		12,817,040	2,473,817
Ser. 14-76, IO, 5.00%, 5/20/44		6,583,196	1,466,296
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		3,088,830	669,927
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40		170,128	13,432
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		784,767	68,629
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		2,078,101	452,797
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		18,295,046	3,990,461
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		8,541,920	1,898,869
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.589%, 9/20/43		2,426,706	364,297
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42		5,233,266	843,864
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42		12,199,238	2,090,438
Ser. 12-129, IO, 4.50%, 11/16/42		6,493,782	1,494,609
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		3,163,468	626,300
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		3,287,854	653,708
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39		2,223,926	221,014
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39		19,014,476	2,006,217
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29		9,569,273	1,073,960
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45		18,766,378	3,562,609
Ser. 15-94, IO, 4.00%, 7/20/45		775,023	172,687
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45		3,956,552	581,862
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45		17,925,634	3,971,460
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44		5,942,626	1,091,839
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43		9,076,834	1,372,871
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43		11,953,683	2,017,837
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42		14,399,540	3,320,289
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42		6,618,953	1,275,992
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41		14,741,241	2,432,305
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39		4,690,942	481,498
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39		8,641,197	952,830
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38		10,187,988	598,046
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36		10,872,514	936,282
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45		16,194,441	2,005,293
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45		9,030,402	1,574,722
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45		15,368,399	2,324,470
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45		9,964,008	1,834,045
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45		7,649,210	1,484,222
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45		10,748,674	1,598,134
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43		4,422,186	635,866
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		3,672,759	600,974
Ser. 12-145, IO, 3.50%, 12/20/42		6,554,368	1,323,434
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		4,370,952	704,991
Ser. 12-136, IO, 3.50%, 11/20/42		15,942,813	3,287,536
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42		21,248,409	4,598,113
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41		6,349,836	872,004
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41		9,431,888	1,062,897
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41		9,732,233	1,080,473
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41		5,550,579	631,378
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		7,993,170	1,060,926
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40		16,110,805	2,143,365
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39		3,106,988	292,091
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39		32,922,946	3,241,593
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38		16,192,805	1,148,931
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37		10,991,389	1,164,856
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29		16,020,872	1,685,828
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40		7,370,745	593,264
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37		16,996,810	1,632,918
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36		4,632,637	347,601
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29		6,652,984	577,326
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29		6,917,047	596,561
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28		13,286,291	1,206,674
Ser. 16-H23, Class NI, IO, 2.439%, 10/20/66(WAC)		44,206,213	5,627,451
Ser. 16-H27, Class BI, IO, 2.34%, 12/20/66(WAC)		13,486,223	1,753,209
Ser. 16-H24, Class JI, IO, 2.337%, 11/20/66(WAC)		16,592,582	2,074,073
Ser. 17-H08, Class NI, IO, 2.238%, 3/20/67(WAC)		15,937,098	2,000,106
Ser. 17-H18, Class CI, IO, 2.234%, 9/20/67(WAC)		14,489,635	2,119,109
FRB Ser. 15-H16, Class XI, IO, 2.215%, 7/20/65		23,737,161	2,622,956
Ser. 15-H25, Class CI, IO, 2.088%, 10/20/65(WAC)		24,848,516	2,512,185
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)		36,292,638	3,674,630
Ser. 17-H12, Class QI, IO, 2.07%, 5/20/67(WAC)		24,332,598	3,015,247
Ser. 15-H26, Class DI, IO, 2.057%, 10/20/65(WAC)		19,833,545	2,048,805
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)		19,021,511	1,955,411
Ser. 15-H04, Class AI, IO, 1.918%, 12/20/64(WAC)		32,019,919	2,681,668
Ser. 17-H23, Class BI, IO, 1.874%, 11/20/67(WAC)		22,840,233	2,501,006
Ser. 15-H12, Class AI, IO, 1.85%, 5/20/65(WAC)		28,194,039	2,667,805
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65(WAC)		26,076,761	2,485,115
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65(WAC)		28,653,529	2,818,246
Ser. 15-H12, Class GI, IO, 1.791%, 5/20/65(WAC)		37,010,033	3,371,614
Ser. 16-H02, Class HI, IO, 1.78%, 1/20/66(WAC)		48,773,799	4,257,953
Ser. 17-H10, Class MI, IO, 1.767%, 4/20/67(WAC)		20,388,497	2,185,647
Ser. 16-H04, Class KI, IO, 1.727%, 2/20/66(WAC)		31,257,624	2,422,466
Ser. 15-H12, Class EI, IO, 1.696%, 4/20/65(WAC)		28,695,074	2,444,820
Ser. 15-H09, Class BI, IO, 1.69%, 3/20/65(WAC)		33,223,046	2,954,858
Ser. 15-H01, Class CI, IO, 1.638%, 12/20/64(WAC)		27,012,204	1,539,128
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)		24,317,606	2,006,202
Ser. 15-H17, Class CI, IO, 1.615%, 6/20/65(WAC)		28,934,311	1,611,930
Ser. 17-H14, Class EI, IO, 1.589%, 6/20/67(WAC)		25,332,940	2,216,632
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65(WAC)		2,384,541	132,120
Ser. 15-H28, Class DI, IO, 1.548%, 8/20/65(WAC)		27,840,339	2,014,276
Ser. 14-H11, Class GI, IO, 1.484%, 6/20/64(WAC)		51,132,240	3,935,239
Ser. 14-H07, Class BI, IO, 1.458%, 5/20/64(WAC)		40,486,165	3,188,285
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60(WAC)		33,182,971	1,971,500
IFB Ser. 11-70, Class YI, IO (-1 x 1 Month US LIBOR) + 5.00%, 0.15%, 12/20/40		12,873,650	70,616
Ser. 10-151, Class KO, PO, zero %, 6/16/37		258,801	214,422
Ser. 06-36, Class OD, PO, zero %, 7/16/36		17,969	14,771

			255,610,834
Commercial mortgage-backed securities (18.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.341%, 1/15/49(WAC)		2,260,275	7,104

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		457,462	103
FRB Ser. 07-5, Class XW, IO, 0.009%, 2/10/51(WAC)		3,709,628	37

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.431%, 11/10/41(WAC)		1,337,139	9,078
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)		21,896,858	22

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45(WAC)		4,551,000	4,141,410
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)		140,165	14

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		5,658,029	4,422,994
FRB Ser. 06-PW14, Class X1, IO, 0.415%, 12/11/38(WAC)		615,811	8,929

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.559%, 7/15/29(WAC)		558,164	10,291

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.634%, 12/11/49(WAC)		995,068	90

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.754%, 12/15/47(WAC)		1,108,000	1,099,491
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		3,258,000	3,177,430

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.41%, 11/10/46(WAC)		45,279,109	1,696,110
FRB Ser. 14-GC19, Class XA, IO, 1.192%, 3/10/47(WAC)		101,707,156	5,085,358

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47(WAC)		2,744,000	2,428,854
FRB Ser. 13-GC11, Class E, 4.424%, 4/10/46(WAC)		3,708,000	3,040,534
FRB Ser. 06-C5, Class XC, IO, 0.486%, 10/15/49(WAC)		11,304,108	113

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.855%, 5/15/46(WAC)		3,457,368	3,518,246

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)		889,000	902,120
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)		1,619,000	1,578,969
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)		949,000	1,006,718
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)		1,688,000	1,671,688
FRB Ser. 12-CR1, Class XA, IO, 1.877%, 5/15/45(WAC)		20,842,063	1,355,951
FRB Ser. 14-LC15, Class XA, IO, 1.32%, 4/10/47(WAC)		88,800,970	4,313,596
FRB Ser. 13-LC13, Class XA, IO, 1.301%, 8/10/46(WAC)		77,668,216	3,046,924
FRB Ser. 14-CR19, Class XA, IO, 1.22%, 8/10/47(WAC)		39,791,521	1,956,629
FRB Ser. 14-UBS4, Class XA, IO, 1.217%, 8/10/47(WAC)		49,146,269	2,593,917
FRB Ser. 14-CR18, Class XA, IO, 1.217%, 7/15/47(WAC)		56,956,743	2,672,410
FRB Ser. 14-CR17, Class XA, IO, 1.124%, 5/10/47(WAC)		52,417,280	2,336,133
FRB Ser. 14-UBS6, Class XA, IO, 1.017%, 12/10/47(WAC)		56,506,114	2,603,180
FRB Ser. 14-LC17, Class XA, IO, 0.946%, 10/10/47(WAC)		28,078,495	983,225

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44		1,918,000	1,521,653
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		2,278,000	1,531,071
Ser. 14-CR18, Class E, 3.60%, 7/15/47		6,808,000	4,303,419
FRB Ser. 12-LC4, Class XA, IO, 2.213%, 12/10/44(WAC)		42,592,214	2,689,059
FRB Ser. 06-C8, Class XS, IO, 0.655%, 12/10/46(WAC)		5,816,449	58

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.355%, 2/15/41(WAC)		9,861,000	8,135,325
FRB Ser. 07-C4, Class C, 6.078%, 9/15/39(WAC)		1,848,016	1,873,440
FRB Ser. 07-C2, Class AX, IO, 0.068%, 1/15/49(WAC)		8,751,159	88

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40		60,560	60,573
FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)		922,748	9

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		3,585,000	3,171,277

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.341%, 8/10/44(WAC)		2,143,500	2,222,160

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.286%, 12/10/49(WAC)		36,742,333	72,753

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)		233,588	2

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.944%, 1/10/47(WAC)		3,103,000	3,183,172
FRB Ser. 13-GC12, Class XA, IO, 1.523%, 6/10/46(WAC)		35,582,201	2,146,745
FRB Ser. 14-GC18, Class XA, IO, 1.116%, 1/10/47(WAC)		47,770,118	2,165,228
FRB Ser. 14-GC22, Class XA, IO, 1.019%, 6/10/47(WAC)		73,006,877	3,311,081
FRB Ser. 14-GC24, Class XA, IO, 0.832%, 9/10/47(WAC)		47,204,949	1,850,906

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		7,889,376	7,531,435
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		1,149,000	1,057,753
FRB Ser. 14-GC18, Class D, 4.944%, 1/10/47(WAC)		1,074,000	914,917
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)		8,055,000	7,156,384
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		3,347,000	2,597,633

GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.551%, 2/10/46(WAC)		70,372,545	4,323,689

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)		1,111,000	1,130,124
FRB Ser. 14-C25, Class XA, IO, 0.966%, 11/15/47(WAC)		33,634,791	1,502,432

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46(WAC)		4,051,000	3,291,822
FRB Ser. C14, Class D, 4.569%, 8/15/46(WAC)		5,919,000	5,251,935
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)		3,367,000	2,672,819
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)		4,818,000	2,915,974

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.56%, 12/15/47(WAC)		44,615,132	2,551,986

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.949%, 4/17/45(WAC)		3,516,000	281,280
FRB Ser. 13-LC11, Class XA, IO, 1.33%, 4/15/46(WAC)		53,622,554	2,838,242
FRB Ser. 13-C16, Class XA, IO, 1.107%, 12/15/46(WAC)		56,606,601	2,101,254
FRB Ser. 13-C10, Class XA, IO, 1.055%, 12/15/47(WAC)		82,573,822	3,527,223
FRB Ser. 06-LDP8, Class X, IO, 0.307%, 5/15/45(WAC)		1,047,641	10
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49(WAC)		9,767,385	66,536

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.312%, 2/12/51(WAC)		443,660	453,643
FRB Ser. 11-C3, Class E, 5.63%, 2/15/46(WAC)		1,050,000	1,040,969
FRB Ser. 11-C3, Class F, 5.63%, 2/15/46(WAC)		4,436,000	4,379,574
FRB Ser. 11-C5, Class D, 5.408%, 8/15/46(WAC)		2,715,000	2,710,955
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)		3,917,000	3,477,638
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		2,751,000	2,668,753
FRB Ser. 12-C8, Class E, 4.654%, 10/15/45(WAC)		678,000	640,805
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		621,000	630,606
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)		2,038,000	1,439,089
FRB Ser. 05-CB12, Class X1, IO, 0.375%, 9/12/37(WAC)		2,389,242	4,458
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)		678,503	7

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31		59,657	60,002

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)		3,606,000	323,819
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)		5,115,000	392,593
FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)		400,502	67

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.452%, 9/15/40(WAC)		5,175,678	43,073
FRB Ser. 05-C7, Class XCL, IO, 0.354%, 11/15/40(WAC)		3,912,501	19,094
FRB Ser. 07-C2, Class XCL, IO, 0.269%, 2/15/40(WAC)		8,871,282	1,477
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)		1,742,784	94

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.113%, 4/20/48(WAC)		3,057,000	2,680,255

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.439%, 2/12/51(WAC)		778,774	780,721

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.738%, 8/12/39(WAC)		634,980	2,467
FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)		993,220	10

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.17%, 5/15/44(WAC)		32,787	1,557
FRB Ser. 06-C4, Class X, IO, 6.719%, 7/15/45(WAC)		207,793	8,748

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.389%, 2/15/46(WAC)		56,082,728	3,138,221
FRB Ser. 13-C12, Class XA, IO, 0.87%, 10/15/46(WAC)		156,781,770	4,039,404

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 4.891%, 4/15/47(WAC)		4,378,000	3,186,720
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)		4,368,000	3,694,333
FRB Ser. 13-C11, Class D, 4.364%, 8/15/46(WAC)		5,438,000	4,894,200
FRB Ser. 13-C11, Class F, 4.364%, 8/15/46(WAC)		6,212,000	4,246,710
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)		5,447,000	4,353,711
Ser. 14-C17, Class E, 3.50%, 8/15/47		4,422,000	2,827,020
Ser. 14-C18, Class D, 3.389%, 10/15/47		2,500,000	1,821,003

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44(WAC)		3,784,000	262,103
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)		1,754,154	1,748,015
FRB Ser. 16-BNK2, Class XA, IO, 1.113%, 11/15/49(WAC)		28,165,320	1,912,425

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.195%, 1/11/43(WAC)		3,069,000	3,070,535
FRB Ser. 08-T29, Class D, 6.195%, 1/11/43(WAC)		6,823,000	6,851,657
FRB Ser. 08-T29, Class F, 6.195%, 1/11/43(WAC)		3,094,000	2,996,539

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		1,664,037	85,355

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.079%, 5/10/45(WAC)		12,790,802	902,097

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.894%, 5/10/63(WAC)		2,565,000	1,695,745
Ser. 13-C6, Class E, 3.50%, 4/10/46		3,489,000	2,402,068
FRB Ser. 12-C4, Class XA, IO, 1.684%, 12/10/45(WAC)		60,661,223	3,711,684

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		1,589,628	1,422,717
FRB Ser. 06-C29, IO, 0.20%, 11/15/48(WAC)		8,494,128	340
FRB Ser. 07-C34, IO, 0.144%, 5/15/46(WAC)		2,948,839	1,474

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44(WAC)		4,945,000	4,722,920
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)		921,675	184
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)		286,496	29

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.362%, 8/15/50(WAC)		71,898,986	3,645,279

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48		2,875,000	2,908,839
FRB Ser. 14-C22, Class XA, IO, 0.908%, 9/15/57(WAC)		37,116,115	1,547,371
FRB Ser. 13-C14, Class XA, IO, 0.799%, 6/15/46(WAC)		122,575,443	3,857,449

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)		5,677,438	5,655,449
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)		1,764,768	1,586,974
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)		6,151,000	5,205,499
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)		1,601,000	1,402,732
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47(WAC)		2,794,000	2,031,839
FRB Ser. 12-C7, Class D, 4.825%, 6/15/45(WAC)		4,142,000	3,808,983
FRB Ser. 13-UBS1, Class E, 4.623%, 3/15/46(WAC)		2,010,000	1,526,929
FRB Ser. 12-C10, Class E, 4.447%, 12/15/45(WAC)		3,645,000	2,767,922
Ser. 14-C19, Class D, 4.234%, 3/15/47		1,017,000	878,528
Ser. 14-C20, Class D, 3.986%, 5/15/47		2,506,000	1,953,126
Ser. 13-C12, Class E, 3.50%, 3/15/48		3,607,000	2,641,323
Ser. 13-C14, Class E, 3.25%, 6/15/46		3,222,000	2,232,833
FRB Ser. 12-C9, Class XA, IO, 1.961%, 11/15/45(WAC)		64,532,800	4,616,676
FRB Ser. 11-C5, Class XA, IO, 1.752%, 11/15/44(WAC)		33,559,619	1,704,493
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45(WAC)		44,349,300	2,693,333
FRB Ser. 13-C12, Class XA, IO, 1.285%, 3/15/48(WAC)		17,486,430	881,958
FRB Ser. 13-C11, Class XA, IO, 1.227%, 3/15/45(WAC)		23,536,584	1,136,130

			286,050,483
Residential mortgage-backed securities (non-agency) (10.0%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.133%, 1/26/46(WAC)		8,733,000	7,950,899

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, 1 Month US LIBOR + 3.35%, 4.911%, 10/25/27 (Bermuda)		11,470,000	11,599,038

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 1 Month US LIBOR + 6.35%, 7.911%, 9/25/28		10,997,870	13,522,814
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.711%, 11/25/28		6,718,200	7,964,805
FRB Ser. 16-DNA3, Class M3, 1 Month US LIBOR + 5.00%, 6.561%, 12/25/28		4,290,000	5,036,949
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 1 Month US LIBOR + 4.65%, 6.211%, 10/25/28		5,830,000	6,691,427
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 1 Month US LIBOR + 3.60%, 5.161%, 4/25/24		2,690,000	3,003,024
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, 1 Month US LIBOR + 3.25%, 4.811%, 7/25/29		403,000	435,437

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 1 Month US LIBOR + 6.95%, 8.511%, 8/25/28		8,800,000	10,431,247
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 1 Month US LIBOR + 6.00%, 7.561%, 9/25/28		8,850,000	10,468,197
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.461%, 10/25/28		14,657,880	17,022,769
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.861%, 10/25/28		16,603,000	19,517,218
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 1 Month US LIBOR + 4.45%, 6.011%, 1/25/29		3,641,000	4,087,218
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 1 Month US LIBOR + 4.35%, 5.911%, 5/25/29		260,000	290,450
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.811%, 4/25/29		800,000	907,846
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		1,438,773	1,554,291
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 5.111%, 7/25/29		218,000	237,570
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.361%, 2/25/30		900,000	941,899
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.161%, 5/25/24		845,000	899,461

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)		134,710	13

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		4,746,000	3,962,910

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, 1 Month US LIBOR + 1.80%, 3.361%, 9/25/34		2,675,390	2,772,396

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, 1 Month US LIBOR + 0.90%, 2.461%, 11/25/34		1,686,771	1,682,722

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 1 Month US LIBOR + 0.80%, 2.361%, 1/25/45		1,429,899	1,388,733
FRB Ser. 05-AR11, Class A1C3, 1 Month US LIBOR + 0.51%, 2.071%, 8/25/45		2,629,169	2,654,060
FRB Ser. 05-AR13, Class A1C4, 1 Month US LIBOR + 0.43%, 1.991%, 10/25/45		11,017,051	10,619,251
FRB Ser. 05-AR17, Class A1B2, 1 Month US LIBOR + 0.41%, 1.971%, 12/25/45		3,904,044	3,711,575
FRB Ser. 05-AR2, Class 2A1B, 1 Month US LIBOR + 0.37%, 1.931%, 1/25/45		1,385,296	1,357,868
FRB Ser. 05-AR17, Class A1B3, 1 Month US LIBOR + 0.35%, 1.911%, 12/25/45		1,161,577	1,121,341

			151,833,428

Total mortgage-backed securities (cost $716,375,273)			$693,494,745

CORPORATE BONDS AND NOTES (28.1%)(a)
		Principal amount	Value

Basic materials (2.0%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)		$340,000	$368,364

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		615,000	645,644

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		4,860,000	5,006,291

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		1,578,000	1,621,595

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29		352,000	487,562

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		442,000	515,223

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		3,213,000	3,362,694

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		2,142,000	2,155,109

International Paper Co. sr. unsec. notes 8.70%, 6/15/38		382,000	567,938

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		2,085,000	2,059,234

Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)		200,000	211,498

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		1,145,000	1,171,521

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		3,682,000	3,664,645

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		4,481,000	6,140,833

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		478,000	658,197

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		1,039,000	1,402,242

			30,038,590
Capital goods (0.6%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		1,980,000	2,136,014

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		185,000	186,468

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		1,045,000	1,325,017

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26		1,016,000	1,300,394

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		3,574,000	3,777,352

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40		75,000	93,369

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22		964,000	992,920

			9,811,534
Communication services (2.6%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)		880,000	1,089,981

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		3,086,000	3,128,699

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		6,170,000	6,269,767

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23		577,000	585,180

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		3,044,000	3,553,816

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		1,360,000	1,421,936

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		2,211,000	2,283,480

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22		1,486,000	1,912,276

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		961,000	954,554

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		694,000	692,028

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		525,000	695,746

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		2,985,000	2,916,974

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		3,535,000	3,463,099

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		2,401,000	2,340,509

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		385,000	417,975

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		545,000	578,499

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		1,450,000	1,479,802

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20		781,000	819,088

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		319,000	331,160

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		1,175,625	1,180,034

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		753,000	750,742

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		1,790,000	1,839,858

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		1,422,000	1,475,325

			40,180,528
Consumer cyclicals (4.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39		799,000	1,209,802

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24		652,000	794,434

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		3,517,000	5,524,625

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		1,416,000	1,385,817

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47		1,843,000	1,912,308

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27		1,604,000	1,573,141

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		1,773,000	1,859,551

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		1,903,000	1,762,720

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		3,965,000	4,028,170

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		423,000	428,846

Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%, 12/1/27		5,145,000	5,062,860

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		3,170,000	3,202,384

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		845,000	841,006

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		703,000	718,318

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		1,230,000	1,245,906

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)		510,000	610,693

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)		2,120,000	2,081,756

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		915,000	910,773

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		4,395,000	4,493,888

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		108,000	117,415

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		866,000	922,107

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		269,000	269,654

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		4,655,000	4,829,563

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		1,014,000	987,383

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		2,678,000	2,655,824

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28		1,079,000	1,049,296

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22		302,000	311,441

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23		261,000	269,488

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		1,050,000	1,043,859

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		1,033,000	1,027,668

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		1,260,000	1,266,651

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		829,000	866,193

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		708,000	712,241

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		1,394,000	1,485,608

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,014,000	3,993,930

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,630,000	2,669,450

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		454,000	446,810

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		577,000	533,450

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41		212,000	232,198

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		1,990,000	1,998,887

			67,336,114
Consumer staples (2.4%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24		283,000	295,617

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		6,137,000	6,934,867

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		354,000	358,261

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42		430,000	484,127

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		4,175,000	4,143,688

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		1,033,000	1,093,186

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		50,941	55,567

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		1,472,449	1,778,085

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22		275,000	331,721

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		1,961,000	1,989,652

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		1,161,000	1,530,920

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		1,882,000	2,187,734

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		391,000	398,763

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)		715,000	727,134

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)		400,000	404,966

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		1,117,000	1,092,021

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		1,361,000	1,775,914

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40		2,929,000	3,656,095

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		2,799,000	2,854,980

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,976,000	2,014,328

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		2,659,000	2,585,565

			36,693,191
Energy (2.8%)

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		1,565,000	1,575,938

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,718,000	2,063,748

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)		2,650,000	2,629,656

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		2,085,000	2,152,763

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		4,123,000	4,103,362

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22		513,000	517,250

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		4,452,000	4,451,666

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		3,170,000	3,104,448

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		394,000	504,648

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,853,000	1,828,911

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28		2,631,000	2,602,462

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		1,110,000	1,116,534

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		4,279,000	4,543,596

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		454,000	442,383

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		1,425,000	1,699,916

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		1,890,000	1,871,100

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		4,570,000	4,724,238

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26		562,000	579,418

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		383,000	518,122

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		1,083,000	1,128,565

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22		259,000	262,995

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		642,000	668,483

			43,090,202
Financials (7.9%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,425,000	1,394,069

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23		408,000	399,964

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		3,485,000	3,720,935

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,930,000	2,624,800

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		2,441,000	2,416,157

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		585,000	658,856

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)		1,630,000	1,646,300

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		1,205,000	1,175,465

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)		899,000	1,083,275

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		240,000	246,053

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18		687,000	687,000

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		842,000	908,708

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		127,000	132,875

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		260,000	277,722

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		6,840,000	7,043,515

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		5,245,000	5,749,730

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23		514,000	511,201

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		1,437,000	1,456,538

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		966,000	1,044,630

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		2,319,000	2,470,471

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		2,420,000	2,623,595

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		3,905,000	4,072,222

Citigroup, Inc. unsec. sub. bonds 4.125%, 7/25/28		4,450,000	4,520,842

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		1,755,000	1,803,263

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)		512,000	565,120

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		1,075,000	1,060,232

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		293,000	316,074

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		1,770,000	1,818,828

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)		385,000	404,178

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		773,000	791,431

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		469,000	470,173

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		984,000	993,901

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		712,000	936,991

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40		2,661,000	3,586,140

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		2,250,000	2,251,815

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		1,742,000	1,707,387

Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)		184,000	190,573

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		656,000	671,687

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39		1,500,000	2,167,207

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)		3,420,000	5,540,400

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		1,103,000	1,220,271

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		7,015,000	7,087,711

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		1,082,000	1,180,513

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		57,000	72,105

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)		92,000	92,421

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)		1,655,000	1,652,248

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		1,609,000	1,661,323

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		1,949,000	3,137,818

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25		3,218,000	4,026,579

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		61,000	63,675

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		626,000	635,191

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		1,875,000	1,869,746

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		757,000	949,837

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		481,000	490,212

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		851,000	1,157,814

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		1,522,000	1,614,683

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		465,000	469,363

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)		2,000,000	2,141,278

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		460,000	477,243

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		2,092,000	2,207,911

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		844,000	845,432

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)		483,000	487,263

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)		1,785,000	1,840,303

Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44		311,000	348,433

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		667,000	921,925

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24		33,000	34,241

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		2,216,000	2,165,255

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		200,000	222,541

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		2,110,000	2,168,337

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		2,925,000	3,030,762

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		154,000	159,968

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	341,029

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		306,000	329,544

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		2,242,000	2,314,035

			119,557,333
Health care (1.6%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		431,000	434,984

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		2,400,000	2,612,028

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		652,000	613,912

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42		499,000	535,670

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		4,172,000	4,420,155

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		3,584,000	3,530,941

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		454,000	474,998

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		980,000	998,522

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		1,725,000	1,796,156

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		2,115,000	2,025,113

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		1,651,000	1,699,172

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		642,000	674,865

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		900,000	892,125

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		1,657,000	1,589,590

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		1,380,000	1,338,300

			23,636,531
Technology (1.5%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		1,643,000	1,673,975

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		363,000	396,973

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		502,000	510,016

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		4,773,000	4,644,936

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		946,000	1,241,456

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		4,299,000	4,605,927

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		173,000	174,609

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,292,000	1,215,976

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27		1,250,000	1,238,566

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		1,549,000	1,472,905

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		1,800,000	1,738,566

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		3,625,000	3,670,313

			22,584,218
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41		1,140,000	1,420,717

Norfolk Southern Corp. 144A sr. unsec. unsub. bonds 4.05%, 8/15/52		603,000	605,368

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		1,732,000	1,677,886

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22		91,871	99,241

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		293,524	315,190

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		185,913	187,858

			4,306,260
Utilities and power (2.0%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		1,300,000	1,361,347

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		1,421,000	1,625,741

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35		435,000	525,347

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		159,000	175,917

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37		307,000	415,349

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		750,000	984,274

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33		360,000	437,796

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		289,000	307,462

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41		296,000	317,673

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)		345,000	366,904

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		622,000	800,148

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		826,000	807,149

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		927,000	955,142

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		4,189,000	4,534,593

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		487,000	539,668

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		732,000	841,882

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		318,000	338,178

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		590,000	596,060

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		985,000	1,085,848

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		2,032,000	2,412,396

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)		382,000	494,274

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		1,140,000	1,131,596

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		955,000	1,019,545

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		593,000	600,928

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		899,000	888,628

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		270,000	352,016

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		1,300,000	1,306,500

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		593,000	617,878

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37		188,000	250,310

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)		1,313,000	1,392,970

Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25		858,000	862,216

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		2,130,000	2,283,593

			30,629,328

Total corporate bonds and notes (cost $414,807,420)			$427,863,829

PURCHASED SWAP OPTIONS OUTSTANDING (2.5%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$556,570,000	$4,146,447

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	1,913,486

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	688,755

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	556,570,000	55,657

Citibank, N.A.

(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975	243,254,600	2,987,166

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	24,489,050	2,505,964

(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	243,254,600	2,157,668

2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325	243,254,600	145,953

2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493	243,254,600	34,056

2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442	121,627,000	23,109

2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195	121,627,300	2,433

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28	222,628,000	2,226

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	333,940,000	334

2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175	324,339,500	324

Credit Suisse International

(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625	125,560,000	3,474,245

(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69	166,970,700	1,549,488

Goldman Sachs International

(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155	243,254,600	3,128,254

2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295	243,254,600	493,807

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	46,751,900	285,654

2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665	243,254,600	252,985

2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175	121,627,400	200,685

2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525	121,627,400	96,086

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	22,262,850	52,540

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	202,591,450	16,207

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	53,430,800	12,289

2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445	243,254,600	9,730

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	4,213,235

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	1,933,523

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	678,737

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	222,628,000	267,154

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	55,657

2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38	121,627,000	1,216

2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225	162,169,800	162

Morgan Stanley & Co. International PLC

(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66	243,254,600	2,539,578

(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425	324,339,500	1,884,413

(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375	222,628,000	612,227

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	222,628,000	603,322

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	222,628,000	394,052

2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725	324,339,500	240,011

2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50	243,254,600	65,679

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	333,942,000	3,339

Total purchased swap options outstanding (cost $32,305,891)			$37,727,853

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$98.19	68,000,000	$68,000,000	$341,904

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.31	68,000,000	68,000,000	306,680

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.44	68,000,000	68,000,000	273,904

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.47	68,000,000	68,000,000	266,084

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.56	68,000,000	68,000,000	243,576

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.59	68,000,000	68,000,000	236,368

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.72	68,000,000	68,000,000	209,032

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Mar-18/98.46	52,000,000	52,000,000	153,920

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	68,000,000	68,000,000	1,062,772

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	68,000,000	68,000,000	990,624

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	68,000,000	68,000,000	920,652

Total purchased options outstanding (cost $4,922,188)				$5,005,516

ASSET-BACKED SECURITIES (0.4%)(a)
		Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50		$3,432,000	$3,432,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49		2,552,333	2,552,333

Total asset-backed securities (cost $5,984,333)			$5,984,333

MUNICIPAL BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34		$770,000	$1,128,450

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49		675,000	998,561

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40		845,000	1,003,708

Total municipal bonds and notes (cost $2,294,625)			$3,130,719

SHORT-TERM INVESTMENTS (16.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	138,818,851	$138,818,851

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)		$220,000	220,000

U.S. Treasury Bills 1.065%, 2/1/18(SEG)(SEGSF)(SEGCCS)		37,751,000	37,751,000

U.S. Treasury Bills 1.068%, 2/8/18(SEGSF)		949,000	948,777

U.S. Treasury Bills 1.255%, 2/15/18(SEGSF)		577,000	576,731

U.S. Treasury Bills 1.317%, 3/8/18(SEG)(SEGSF)(SEGCCS)		2,940,000	2,936,145

U.S. Treasury Bills 1.320%, 3/15/18(SEG)(SEGSF)(SEGCCS)		6,401,000	6,391,092

U.S. Treasury Bills 1.402%, 4/5/18(SEGSF)(SEGCCS)		6,726,000	6,710,349

U.S. Treasury Bills 1.408%, 4/12/18(SEGSF)(SEGCCS)		5,347,000	5,332,791

U.S. Treasury Bills 1.424%, 4/19/18(SEGSF)(SEGCCS)		5,682,000	5,665,136

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)(SEGCCS)		1,622,000	1,616,621

U.S. Treasury Bills 1.436%, 5/10/18(SEGSF)(SEGCCS)		4,684,000	4,665,540

U.S. Treasury Bills 1.499%, 6/7/18(SEGSF)(SEGCCS)		8,405,000	8,360,938

U.S. Treasury Bills 1.509%, 6/14/18		36,525,000	36,325,269

Total short-term investments (cost $256,319,661)			$256,319,240

TOTAL INVESTMENTS

Total investments (cost $2,739,507,182)			$2,721,696,803

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1,074	$173,920,875	$173,920,875	Mar-18	$(5,791,669)

Unrealized appreciation					—

Unrealized (depreciation)					(5,791,669)

Total					$(5,791,669)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $36,845,942) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$250,456,300	$132,742
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	250,457
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	250,456,300	1,359,978
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	4,341,246
Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	167,414,000	467,085
Citibank, N.A.

(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	121,627,300	2,433
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	333,940,000	3,339
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	121,627,300	74,193
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	121,627,300	206,766
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	167,414,000	654,589
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435	121,627,000	778,413
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695	121,627,300	1,219,922
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	121,627,300	1,880,358
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	222,628,000	2,204,017
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	121,627,300	2,415,518
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	121,627,300	2,939,732
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	111,314,000	3,446,281
Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812	166,970,700	647,846
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751	166,970,700	1,031,879
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475	125,560,000	2,267,614
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905	125,560,000	2,870,302
Goldman Sachs International

(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	121,627,300	25,542
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	60,109,450	70,328
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	445,256,000	302,774
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825	121,627,400	383,126
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925	243,254,600	890,312
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	121,627,300	2,409,437
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	127,733
(6.00 Floor)//Mar-18	Mar-18/6.00 Floor	21,202,000	237,462
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	239,325
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68	121,627,000	1,013,153
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	445,256,000	1,335,768
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	1,382,519
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225	162,169,800	1,829,275
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	4,402,469
Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	333,942,000	6,679
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	121,627,300	99,734
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	162,169,800	335,691
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	222,628,000	416,314
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	222,628,000	638,942
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30	222,628,000	667,884
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	162,169,800	1,719,000
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	121,627,300	1,972,794

Total			$49,700,971

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $4,922,188) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Mar-18/$98.46	$52,000,000	$52,000,000	$466,752
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.73	68,000,000	68,000,000	207,400
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.85	68,000,000	68,000,000	182,512
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.95	68,000,000	68,000,000	164,628
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.98	68,000,000	68,000,000	159,868
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.07	68,000,000	68,000,000	143,684
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.10	68,000,000	68,000,000	139,400
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.20	68,000,000	68,000,000	124,848
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.27	68,000,000	68,000,000	115,600
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.39	68,000,000	68,000,000	99,688
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.43	68,000,000	68,000,000	95,064
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.52	68,000,000	68,000,000	85,544
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.55	68,000,000	68,000,000	81,464
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.64	68,000,000	68,000,000	73,032
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.68	68,000,000	68,000,000	69,496
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	68,000,000	68,000,000	787,780
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	68,000,000	68,000,000	725,220
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	68,000,000	68,000,000	665,448
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	68,000,000	68,000,000	554,880
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	68,000,000	68,000,000	504,220
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	68,000,000	68,000,000	456,688

Total				$5,903,216

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$55,656,700	$(1,113,134)	$662,315
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	103,521
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(227,747)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(319,247)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(563,802)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(717,637)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(747,358)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	55,656,700	(1,113,134)	(813,144)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	1,645,656
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	1,381,399
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	740,345
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	(752,479)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	658,419
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	(65,118)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	(332,604)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	(812,031)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	94,616
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	65,915
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	39,515
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	162,169,800	(320,285)	(53,516)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	(55,024)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	162,169,800	(567,594)	(82,707)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(122,080)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(557,124)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,142,783	1,374,720
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	157,204
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	162,169,800	887,880	74,598
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	(120,996)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,131,652	(736,895)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	169,731
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(242,337)	114,801
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	28,225
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(658,586)	14,920
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(51,361)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(864,809)	(87,621)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	(95,129)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(102,187)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	(158,517)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(456,163)	(176,098)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	9,503,400	780,229	251,080
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	227,036
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	9,503,400	401,043	(145,877)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	(220,954)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(75,837)	58,331
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(589,211)	53,124
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	42,423
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(114,041)	7,793
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	4,372
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(60,822)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(139,699)	(69,450)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(158,059)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(888,280)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,032,542)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	1,437,946
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	1,034,212
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	5,702,000	627,790	217,246
(5.00 Floor)//Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	124,090
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	9,503,400	1,035,871	6,652
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	9,503,400	156,806	(72,511)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	5,702,000	319,882	(114,496)

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	243,254,600	(778,415)	104,599
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	5,702,000	(142,550)	65,858
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	17,562
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	5,702,000	(74,696)	(37,234)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(87,469)
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	243,254,600	(754,089)	(124,060)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	5,702,000	317,031	95,052
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	121,627,300	766,252	83,923
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	5,702,000	624,939	(99,671)
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	121,627,300	766,252	(105,814)

Unrealized appreciation				11,157,199

Unrealized (depreciation)				(10,967,661)

Total				$189,538

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $576,533,906) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 2/1/48	$7,000,000	2/13/18	$7,067,195
Federal Home Loan Mortgage Corporation, 3.00%, 2/1/48	2,000,000	2/13/18	1,959,609
Federal National Mortgage Association, 6.00%, 2/1/48	2,000,000	2/13/18	2,223,125
Federal National Mortgage Association, 4.00%, 2/1/48	21,000,000	2/13/18	21,690,486
Federal National Mortgage Association, 3.50%, 2/1/48	364,000,000	2/13/18	367,408,824
Federal National Mortgage Association, 3.00%, 3/1/48	69,000,000	3/13/18	67,525,663
Federal National Mortgage Association, 3.00%, 2/1/48	35,000,000	2/13/18	34,305,467
Federal National Mortgage Association, 2.50%, 2/1/48	76,000,000	2/13/18	71,695,315

Total			$573,875,684

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$121,550,600	$3,617,589		$922,173	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412% — Semiannually	$(2,695,416)
		243,101,100	4,775,721		(927,008)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,848,713
		2,072,100	12,335	(E)	(2,930)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,405
		161,103,700	959,050	(E)	666,288	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(292,762)
		1,642,500	25,332	(E)	(4,608)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,724
		30,773,400	474,618	(E)	17,353	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	(457,265)
		509,428,400	14,198,788	(E)	(1,198,343)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,000,445
		45,894,800	2,661,990	(E)	(691,676)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,970,314
		222,628,000	2,185,539		381,081	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625% — Semiannually	(1,810,008)
		82,372,400	1,886,657		(672)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,888,377
		5,000,000	6,835		(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70% — Semiannually	6 month USD-LIBOR-BBA — Semiannually	(6,288)
		28,464,000	686,865		(207)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	(668,379)
		77,920,500	1,908,585	(E)	(636)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,907,949
		23,458,200	679,303		(332)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	680,125
		32,584,500	879,553		(432)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766% — Semiannually	(863,420)
		32,584,500	948,600		(432)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363% — Semiannually	(933,053)
		12,138,000	337,339	(E)	(172)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	337,167
		26,758,000	746,816	(E)	(379)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	746,437
		50,272,600	1,235,499	(E)	(712)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,234,788
		42,365,000	1,072,978		(562)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573% — Semiannually	(1,057,033)
		89,193,400	2,163,743	(E)	(1,263)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,162,480
		24,925,000	530,903		(331)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	520,698
		182,733,000	552,585		(689)	1/11/20	2.15979% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	514,335
		20,788,000	428,815		(276)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105% — Semiannually	(420,768)
		39,731,000	783,098	(E)	(563)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	782,535
		189,000	2,867		(3)	1/12/28	2.5725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,788
		50,273,000	733,181	(E)	(712)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	732,470
		38,131,500	590,809		(506)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.56885% — Semiannually	(575,823)
		93,247,600	1,403,656		(1,236)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,380,945
		38,131,500	693,955		(506)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.53822% — Semiannually	(679,585)
		19,756,500	342,341		(262)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874% — Semiannually	(336,738)
		19,756,500	355,498		(262)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121% — Semiannually	(349,958)
		35,112,500	621,877		(466)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54441% — Semiannually	(611,983)
		35,112,500	604,848		(466)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54989% — Semiannually	(594,873)
		111,314,000	298,099	(E)	(420)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	297,679
		77,919,800	239,136	(E)	(294)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625% — Semiannually	(239,430)
		15,174,000	247,867		(201)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.56% — Semiannually	(243,493)
		215,172,000	484,783		(812)	1/16/20	2.2035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	451,048
		111,314,000	273,721	(E)	(420)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	273,301
		77,919,800	228,383	(E)	(294)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625% — Semiannually	(228,677)
		115,767,000	450,797	(E)	(436)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	450,360
		35,622,000	108,718	(E)	(134)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38% — Semiannually	(108,853)
		123,135,500	250,088		(464)	1/18/20	2.21964% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	233,965
		38,800,800	692,206		(514)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54325% — Semiannually	(683,252)
		38,800,800	677,346		(514)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54758% — Semiannually	(668,331)
		38,800,800	657,053		(514)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5535% — Semiannually	(647,955)
		38,800,800	660,467		(514)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5525% — Semiannually	(651,383)
		22,841,000	39,309		(86)	1/19/20	2.2365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,540
		75,336,200	1,183,984	(E)	(1,067)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,182,917
		30,989,000	469,204		(411)	1/19/28	2.574% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	461,667
		17,294,000	251,904		(229)	1/19/28	2.5805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	247,661
		8,479,000	103,986		(112)	1/22/28	2.607% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	102,457
		25,398,000	291,239		(336)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	286,601
		21,951,500	173,790		(291)	1/23/28	2.656% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	170,116
		21,951,500	184,502		(291)	1/23/28	2.6505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	180,855
		8,425,000	51,797		(112)	1/23/28	2.67597% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,349
		29,490,000	101,328		(391)	1/24/28	2.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,828
		8,919,000	58,553	(E)	(126)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	58,427
		103,529,000	142,870		(390)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	140,238
		103,529,000	137,694		(390)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	135,025
		572,000	749		(2)	1/26/20	3 month USD-LIBOR-BBA — Quarterly	2.2625% — Semiannually	(738)
		98,000	579		(1)	1/26/28	2.679% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	570
		5,741,000	34,945		(76)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677% — Semiannually	(34,564)
		5,741,000	35,204		(76)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765% — Semiannually	(34,823)
		53,000	50		—	1/29/20	2.2835% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50
		189,000	936		(3)	1/29/28	2.6895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	933
		8,187,000	54,706		(109)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158% — Semiannually	(55,010)
		189,357,000	90,134		(714)	1/30/20	2.30833% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	95,865
		17,838,700	99,379	(E)	(253)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99,127
		113,540,300	87,653	(E)	(428)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	87,225
		82,372,400	72,900	(E)	(311)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502% — Semiannually	(73,210)
		93,503,800	508,661		(1,240)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685% — Semiannually	(514,504)
		14,025,600	81,236	(E)	(199)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,038
		63,768,000	367,559		(846)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	368,222
		31,459,000	21,770		(417)	1/31/28	2.7385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,902
		29,896,000	121,707		(396)	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.7015% — Semiannually	(122,103)
		13,784,400	9,566	(E)	(195)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,371
		26,280,300	54,295		(348)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,947
		26,280,300	22,102		(348)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,753
		26,280,300	18,133		(348)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,785
		24,313,000	15,560		(322)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.754% — Semiannually	15,238
		24,313,000	28,519		(323)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.76% — Semiannually	28,200
		276,000	509		(4)	2/2/28	2.726% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	505

	Total				$(866,500)				$20,839,782

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$170,951	$175,123	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$5,683
	303,666	314,201	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	13,413
Barclays Bank PLC
	566,868	569,132	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(8,787)
	201,885	200,792	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(818)
	134,537	137,821	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,473
	456,259	452,177	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(3,557)
	204,073	205,242	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,626
	3,013,572	2,986,609	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(23,493)
	45,628	45,575	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	492
	350,050	346,829	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,673)
	437,199	447,870	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	14,534
	2,254,442	2,242,236	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(9,138)
	3,162,788	3,152,753	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	3,923
	404,254	403,783	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,355
	104,919	107,620	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,811)
	656,692	670,486	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	19,051
	65,775	67,157	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,908
	4,609,351	4,587,421	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(14,685)
	47,935,265	47,707,462	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(152,594)
	53,751,114	53,635,177	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,243
Citibank, N.A.
	3,921,636	3,902,999	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(12,484)
	929,206	924,790	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,958)
Credit Suisse International
	8,764,597	8,754,258	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	1,739
	288,752	293,280	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(7,754)
	189,332	193,309	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,493
	507,729	520,801	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(18,443)
	1,036,918	1,055,122	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	29,133
	579,609	594,725	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	19,722
	654,768	670,749	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	21,767
	521,300	534,896	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	17,738
	379,875	389,783	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	12,926
	556,717	580,070	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	27,802
	1,739,774	1,822,798	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	98,264
	609,265	638,339	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	34,412
	597,580	622,647	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	29,843
	2,654,142	2,718,924	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(88,234)
Goldman Sachs International
	579,704	579,028	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,245
	447,197	446,675	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,818
	1,273,955	1,281,253	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	22,633
	561,708	561,053	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,051
	220,148	227,786	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	9,724
	3,589,044	3,581,303	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	217
	1,348,305	1,345,397	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	81
	566,868	569,132	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	8,787
	45,612	46,726	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,516
	16,476	16,570	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	293
	506,699	509,601	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	9,002
	4,916,611	4,906,006	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	297
	182,307	181,914	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	11
	486,098	485,050	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	29
	193,162	192,937	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,081
	635,309	634,568	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,844
	914,693	919,933	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	16,251
	1,071,603	1,097,759	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	35,624
	990,588	1,016,091	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(35,983)
	1,053,265	1,080,734	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	35,839
	604,681	633,537	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	34,153
	683,753	698,116	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(19,836)
	1,193,968	1,211,039	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(26,216)
JPMorgan Chase Bank N.A.
	139,472	142,877	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,637
	990,631	1,016,135	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(35,984)
JPMorgan Securities LLC
	2,142,772	2,249,613	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	125,042
	1,954,440	2,005,413	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(66,503)
	2,142,772	2,249,613	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(125,042)
	675,531	687,390	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(18,981)

	Upfront premium received		—			Unrealized appreciation	703,715

	Upfront premium (paid)		—			Unrealized (depreciation)	(677,974)

		Total	$—			Total	$25,741

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$9,405,000	$137,388	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$137,388
	9,405,000	209,045	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(209,045)
	10,792,000	176,007	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	176,007
	10,792,000	277,452	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(277,452)

Total			$—				$(173,102)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	$29,363	5/11/63	300 bp — Monthly	$(15,714)
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	64,955	5/11/63	300 bp — Monthly	(38,305)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	129,911	5/11/63	300 bp — Monthly	(75,320)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	134,063	5/11/63	300 bp — Monthly	(82,008)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	132,715	2,662,000	110,473	5/11/63	200 bp — Monthly	23,277
	CMBX NA A.6 Index	A/P	3,634,420	71,614,000	2,971,981	5/11/63	200 bp — Monthly	690,289
	CMBX NA A.7 Index	A-/P	11,938	287,000	5,482	1/17/47	200 bp — Monthly	6,568
	CMBX NA A.7 Index	A-/P	159,923	4,345,000	82,990	1/17/47	200 bp — Monthly	78,623
	CMBX NA BBB-.6 Index	BBB-/P	214,399	1,693,000	251,072	5/11/63	300 bp — Monthly	(35,685)
	CMBX NA BBB-.6 Index	BBB-/P	271,905	2,342,000	347,319	5/11/63	300 bp — Monthly	(74,047)
	CMBX NA BBB-.6 Index	BBB-/P	264,277	2,500,000	370,750	5/11/63	300 bp — Monthly	(105,015)
	CMBX NA BBB-.6 Index	BBB-/P	1,723,028	16,115,000	2,389,855	5/11/63	300 bp — Monthly	(657,426)
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	227,563	1/17/47	300 bp — Monthly	(82,723)
	CMBX NA BBB-.7 Index	BBB-/P	1,003,542	13,577,000	1,413,366	1/17/47	300 bp — Monthly	(401,904)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,271	168,000	6,972	5/11/63	200 bp — Monthly	(1,636)
	CMBX NA A.6 Index	A/P	16,026	526,000	21,829	5/11/63	200 bp — Monthly	(5,598)
	CMBX NA A.6 Index	A/P	65,795	1,256,000	52,124	5/11/63	200 bp — Monthly	14,160
	CMBX NA A.6 Index	A/P	88,084	1,783,000	73,995	5/11/63	200 bp — Monthly	14,783
	CMBX NA A.6 Index	A/P	55,332	1,789,000	74,244	5/11/63	200 bp — Monthly	(18,216)
	CMBX NA A.6 Index	A/P	109,667	1,964,000	81,506	5/11/63	200 bp — Monthly	28,925
	CMBX NA A.6 Index	A/P	165,367	2,518,000	104,497	5/11/63	200 bp — Monthly	61,849
	CMBX NA A.6 Index	A/P	130,272	2,529,000	104,954	5/11/63	200 bp — Monthly	26,302
	CMBX NA A.6 Index	A/P	148,581	3,016,000	125,164	5/11/63	200 bp — Monthly	24,590
	CMBX NA A.6 Index	A/P	224,300	3,497,000	145,126	5/11/63	200 bp — Monthly	80,535
	CMBX NA A.6 Index	A/P	285,860	5,647,000	234,351	5/11/63	200 bp — Monthly	53,706
	CMBX NA A.6 Index	A/P	285,860	5,647,000	234,351	5/11/63	200 bp — Monthly	53,706
	CMBX NA A.6 Index	A/P	293,870	5,647,000	234,351	5/11/63	200 bp — Monthly	61,716
	CMBX NA A.6 Index	A/P	388,995	7,644,000	317,226	5/11/63	200 bp — Monthly	74,742
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	21,652	5/11/63	300 bp — Monthly	(8,959)
	CMBX NA BBB-.6 Index	BBB-/P	18,143	375,000	55,613	5/11/63	300 bp — Monthly	(37,251)
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	59,468	5/11/63	300 bp — Monthly	(15,677)
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	59,468	5/11/63	300 bp — Monthly	(15,846)
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	74,595	5/11/63	300 bp — Monthly	(34,500)
	CMBX NA BBB-.6 Index	BBB-/P	34,791	667,000	98,916	5/11/63	300 bp — Monthly	(63,736)
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	99,509	5/11/63	300 bp — Monthly	(66,406)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	99,509	5/11/63	300 bp — Monthly	(65,835)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	105,886	5/11/63	300 bp — Monthly	(28,168)
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	149,190	5/11/63	300 bp — Monthly	(80,068)
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	169,655	5/11/63	300 bp — Monthly	(34,751)
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	214,442	5/11/63	300 bp — Monthly	(12,841)
	CMBX NA BBB-.7 Index	BBB-/P	93,005	1,144,000	119,090	1/17/47	300 bp — Monthly	(25,418)
	CMBX NA BBB-.7 Index	BBB-/P	93,576	1,266,000	131,791	1/17/47	300 bp — Monthly	(37,476)
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	189,358	1/17/47	300 bp — Monthly	(61,511)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	3,572	67,000	2,781	5/11/63	200 bp — Monthly	817
	CMBX NA A.6 Index	A/P	5,502	168,000	6,972	5/11/63	200 bp — Monthly	(1,404)
	CMBX NA A.6 Index	A/P	9,475	208,000	8,632	5/11/63	200 bp — Monthly	924
	CMBX NA A.6 Index	A/P	106,467	1,965,000	81,548	5/11/63	200 bp — Monthly	25,684
	CMBX NA A.6 Index	A/P	118,037	2,331,000	96,737	5/11/63	200 bp — Monthly	22,207
	CMBX NA A.6 Index	A/P	126,001	2,507,000	104,041	5/11/63	200 bp — Monthly	22,935
	CMBX NA A.6 Index	A/P	88,458	2,688,000	111,552	5/11/63	200 bp — Monthly	(22,049)
	CMBX NA A.6 Index	A/P	132,031	2,730,000	113,295	5/11/63	200 bp — Monthly	19,797
	CMBX NA A.6 Index	A/P	87,171	3,039,000	126,119	5/11/63	200 bp — Monthly	(37,766)
	CMBX NA A.6 Index	A/P	173,376	3,385,000	140,478	5/11/63	200 bp — Monthly	34,214
	CMBX NA A.6 Index	A/P	218,564	4,026,000	167,079	5/11/63	200 bp — Monthly	53,050
	CMBX NA A.6 Index	A/P	249,808	5,000,000	207,500	5/11/63	200 bp — Monthly	44,252
	CMBX NA A.6 Index	A/P	325,181	5,254,000	218,041	5/11/63	200 bp — Monthly	109,183
	CMBX NA A.6 Index	A/P	530,174	9,000,000	373,500	5/11/63	200 bp — Monthly	160,174
	CMBX NA A.6 Index	A/P	590,493	11,640,000	483,060	5/11/63	200 bp — Monthly	111,960
	CMBX NA A.6 Index	A/P	1,032,363	17,500,000	726,250	5/11/63	200 bp — Monthly	312,918
	CMBX NA BBB-.6 Index	BBB-/P	59,512	383,000	56,799	5/11/63	300 bp — Monthly	2,936
	CMBX NA BBB-.6 Index	BBB-/P	78,081	688,000	102,030	5/11/63	300 bp — Monthly	(23,548)
	CMBX NA BBB-.6 Index	BBB-/P	79,859	712,000	105,590	5/11/63	300 bp — Monthly	(25,315)
	CMBX NA BBB-.6 Index	BBB-/P	78,422	714,000	105,886	5/11/63	300 bp — Monthly	(27,047)
	CMBX NA BBB-.6 Index	BBB-/P	103,193	732,000	108,556	5/11/63	300 bp — Monthly	(4,935)
	CMBX NA BBB-.6 Index	BBB-/P	102,625	821,000	121,754	5/11/63	300 bp — Monthly	(18,650)
	CMBX NA BBB-.6 Index	BBB-/P	117,980	1,072,000	158,978	5/11/63	300 bp — Monthly	(40,373)
	CMBX NA BBB-.6 Index	BBB-/P	130,849	1,173,000	173,956	5/11/63	300 bp — Monthly	(42,423)
	CMBX NA BBB-.6 Index	BBB-/P	197,015	1,785,000	264,716	5/11/63	300 bp — Monthly	(66,659)
	CMBX NA BBB-.6 Index	BBB-/P	260,606	2,345,000	347,764	5/11/63	300 bp — Monthly	(85,790)
	CMBX NA BBB-.6 Index	BBB-/P	309,169	2,891,000	428,735	5/11/63	300 bp — Monthly	(117,880)
	CMBX NA BBB-.6 Index	BBB-/P	939,015	7,841,000	1,162,820	5/11/63	300 bp — Monthly	(219,231)
	CMBX NA BBB-.6 Index	BBB-/P	1,762,110	10,016,000	1,485,373	5/11/63	300 bp — Monthly	282,580
	CMBX NA BBB-.7 Index	BBB-/P	392	15,000	1,562	1/17/47	300 bp — Monthly	(1,161)
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	73,807	1/17/47	300 bp — Monthly	20,347
	CMBX NA BBB-.7 Index	BBB-/P	436,274	3,609,000	375,697	1/17/47	300 bp — Monthly	62,682

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	201,817	1,459,000	216,370	5/11/63	300 bp — Monthly	(13,702)
	CMBX NA A.6 Index	A/P	145,893	2,413,000	100,140	5/11/63	200 bp — Monthly	46,692

	Upfront premium received		19,914,231				Unrealized appreciation	2,627,123

	Upfront premium (paid)		—				Unrealized (depreciation)	(2,929,973)

	Total		$19,914,231				Total	$(302,850)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(103,689)	$635,000	$116,205	1/17/47	(500 bp) — Monthly	$11,899
	CMBX NA BB.7 Index	(99,731)	635,000	116,205	1/17/47	(500 bp) — Monthly	15,857

	Credit Suisse International
	CMBX NA BB.7 Index	(155,360)	8,802,000	2,119,522	5/11/63	(500 bp) — Monthly	1,955,604
	CMBX NA BB.7 Index	(1,058,637)	6,436,000	1,177,788	1/17/47	(500 bp) — Monthly	112,893
	CMBX NA BB.7 Index	(173,028)	938,000	171,654	1/17/47	(500 bp) — Monthly	(2,286)

	Goldman Sachs International
	CMBX NA BB.6 Index	(450,833)	4,407,000	1,061,206	5/11/63	(500 bp) — Monthly	605,348
	CMBX NA BB.7 Index	(241,670)	1,597,000	292,251	1/17/47	(500 bp) — Monthly	49,028
	CMBX NA BB.6 Index	(44,124)	302,000	72,722	5/11/63	(500 bp) — Monthly	28,304
	CMBX NA BB.7 Index	(691,993)	3,408,000	623,664	1/17/47	(500 bp) — Monthly	(71,643)
	CMBX NA BB.7 Index	(204,744)	1,211,000	221,613	1/17/47	(500 bp) — Monthly	15,691
	CMBX NA BB.7 Index	(194,318)	1,186,000	217,038	1/17/47	(500 bp) — Monthly	21,567

	JPMorgan Securities LLC
	CMBX NA A.7 Index	(63,877)	3,030,000	57,873	1/17/47	(200 bp) — Monthly	(7,182)
	CMBX NA BB.6 Index	(279,973)	1,931,000	464,985	5/11/63	(500 bp) — Monthly	183,135
	CMBX NA BB.6 Index	(146,989)	1,022,000	246,098	5/11/63	(500 bp) — Monthly	98,115
	CMBX NA BB.6 Index	(111,356)	792,000	190,714	5/11/63	(500 bp) — Monthly	78,587
	CMBX NA BB.6 Index	(70,996)	534,000	128,587	5/11/63	(500 bp) — Monthly	57,072
	CMBX NA BB.7 Index	(914,337)	5,341,000	977,403	1/17/47	(500 bp) — Monthly	57,874
	CMBX NA BB.7 Index	(265,535)	1,635,000	299,205	1/17/47	(500 bp) — Monthly	32,080
	CMBX NA BB.7 Index	(197,861)	1,264,000	231,312	1/17/47	(500 bp) — Monthly	32,222
	CMBX NA BB.7 Index	(139,307)	774,000	141,642	1/17/47	(500 bp) — Monthly	1,582
	CMBX NA BB.7 Index	(99,731)	635,000	116,205	1/17/47	(500 bp) — Monthly	15,857

	Merrill Lynch International
	CMBX NA BB.7 Index	(138,132)	762,000	139,446	1/17/47	(500 bp) — Monthly	1,314

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	151,882	1/17/47	(300 bp) — Monthly	2,371

	Upfront premium received	—				Unrealized appreciation	3,376,400

	Upfront premium (paid)	(5,994,879)				Unrealized (depreciation)	(81,111)

	Total	$(5,994,879)				Total	$3,295,289

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$5,511,340	$73,976,000	$6,189,942	12/20/22	(500 bp) — Quarterly	$(1,120,403)

	Total	$5,511,340					$(1,120,403)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,521,850,708.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$20,657,092	$224,474,110	$106,312,351	$496,677	$138,818,851

	Total Short-term investments	$20,657,092	$224,474,110	$106,312,351	$496,677	$138,818,851
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,006,698.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $24,755,211.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $50,591,625.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $702,977,483 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,961,669 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $24,755,211 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,984,333	$—
Corporate bonds and notes	—	427,863,829	—
Mortgage-backed securities	—	693,494,745	—
Municipal bonds and notes	—	3,130,719	—
Purchased options outstanding	—	5,005,516	—
Purchased swap options outstanding	—	37,727,853	—
U.S. government and agency mortgage obligations	—	1,292,170,568	—
Short-term investments	139,038,851	117,280,389	—

Totals by level	$139,038,851	$2,582,657,952	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(5,791,669)	$—	$—
Written options outstanding	—	(5,903,216)	—
Written swap options outstanding	—	(49,700,971)	—
Forward premium swap option contracts	—	189,538	—
TBA sale commitments	—	(573,875,684)	—
Interest rate swap contracts	—	21,706,282	—
Total return swap contracts	—	(147,361)	—
Credit default contracts	—	(17,558,656)	—

Totals by level	$(5,791,669)	$(625,290,068)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,290,168	$26,848,824
Interest rate contracts	95,250,936	92,164,964

Total	$104,541,104	$119,013,788

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$613,000,000
Purchased swap option contracts (contract amount)		$11,624,700,000
Written TBA commitment option contracts (contract amount)		$1,174,000,000
Written swap option contracts (contract amount)		$10,344,300,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$5,338,100,000
OTC total return swap contracts (notional)		$175,500,000
Centrally cleared total return swap contracts (notional)		$40,400,000
OTC credit default contracts (notional)		$332,900,000
Centrally cleared credit default contracts (notional)		$74,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018